ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

	December 31, 2014
	PBF Logistics	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$14,165	$—	$14,165
Accounts receivable - affiliates	11,630	—	11,630
Prepaid expenses and other current assets	295	102	397
Total current assets	26,090	102	26,192

Property, plant and equipment, net	130,779	16,088	146,867
Marketable securities	234,930	—	234,930
Other assets, net	2,152	—	2,152
Total assets	$393,951	$16,190	$410,141

Liabilities
Current liabilities:
Accounts payable - affiliates	$3,223	$—	$3,223
Accounts payable and accrued liabilities	1,021	477	1,498
Total current liabilities	4,244	477	4,721

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total Liabilities	514,244	477	514,721

Equity
Net investment	—	15,713	15,713
Common unitholders - Public	336,369	—	336,369
Common unitholders - PBF LLC	(167,787)	—	(167,787)
Subordinated unitholders - PBF LLC	(288,875)	—	(288,875)
Total Equity	(120,293)	15,713	(104,580)
Total Liabilities and Equity	$393,951	$16,190	$410,141

	December 31, 2013
	Predecessor	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$—	$—	$—	$75	$75
Prepaid expenses and other current assets	—	—	—	101	101
Total current assets	—	—	—	176	176

Property, plant and equipment, net	29,996	17,577	38,053	16,228	101,854
Total assets	$29,996	$17,577	$38,053	$16,404	$102,030

Liabilities
Current liabilities:
Accounts payable and accrued liabilities	$499	$2,029	$696	$437	$3,661
Total current liabilities	499	2,029	696	437	3,661

Equity
Net investment	29,497	15,548	37,357	15,967	98,369
Total Liabilities and Equity	$29,996	$17,577	$38,053	$16,404	$102,030

	December 31, 2014
	PBF Logistics (a)	DCR West Rack	Toledo Storage Facility	Del City Products Pipeline and Truck Rack	Consolidated Results

Revenue:
Affiliate	$49,830	$—	$—	$9,573	$59,403
Third-party	—	—	—	—	—
Total revenues	49,830	—	—	9,573	59,403

Costs and expenses:
Operating and maintenance expenses	11,710	2,305	8,349	3,851	26,215
General and administrative expenses	7,527	111	128	435	8,201
Depreciation and amortization	1,815	263	1,653	742	4,473
Total costs and expenses	21,052	2,679	10,130	5,028	38,889

Income (loss) from operations	28,778	(2,679)	(10,130)	4,545	20,514

Other income (expense):
Interest expense, net and other financing costs	(2,312)	—	—	5	(2,307)
Amortization of loan fees	(365)	—	—	—	(365)
Net Income (loss)	26,101	(2,679)	(10,130)	4,550	17,842
Less: Predecessor income prior to initial public offering on May 14, 2014	(3,863)	(2,679)	(10,130)	4,550	(12,122)
Limited partners' interest in net income subsequent to initial public offering	$29,964	$—	$—	$—	$29,964

(a)
The information presented includes the results of operations of PBF MLP Predecessor for periods presented through May 13, 2014 and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.

	Year ended December 31, 2013
	Predecessor	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenue:
Affiliate	$—	$—	$—	$5,073	$5,073
Third-party	—	—	—	3,440	3,440
Total revenues	—	—	—	8,513	8,513

Costs and expenses:
Operating and maintenance expenses	6,024	—	7,887	3,494	17,405
General and administrative expenses	1,834	78	112	428	2,452
Depreciation and amortization	1,032	—	1,334	705	3,071
Total costs and expenses	8,890	78	9,333	4,627	22,928

Income (loss) from operations	(8,890)	(78)	(9,333)	3,886	(14,415)

Other income (expense):
Interest expense, net and other financing costs	—	—	—	13	13
Amortization of loan fees	—	—	—	—	—
Net Income (loss)	(8,890)	(78)	(9,333)	3,899	(14,402)
Less: Net income attributable to Predecessor	(8,890)	(78)	(9,333)	3,899	(14,402)
Limited partners' interest in net income attributable to the Partnership	$—	$—	$—	$—	$—

	Year ended December 31, 2012
	Predecessor	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenue:
Affiliate	$—	$—	$—	$—	$—
Third-party	—	—	—	7,300	7,300
Total revenues	—	—	—	7,300	7,300

Costs and expenses:
Operating and maintenance expenses	21	—	7,537	3,233	10,791
General and administrative expenses	569	—	96	635	1,300
Depreciation and amortization	—	—	944	680	1,624
Total costs and expenses	590	—	8,577	4,548	13,715

Income (loss) from operations	(590)	—	(8,577)	2,752	(6,415)

Other income (expense):
Interest expense, net and other financing costs	—	—	—	—	—
Amortization of loan fees	—	—	—	—	—
Net Income (loss)	(590)	—	(8,577)	2,752	(6,415)
Less: Net income attributable to Predecessor	(590)	—	(8,577)	2,752	(6,415)
Limited partners' interest in net income attributable to the Partnership	$—	$—	$—	$—	$—